[front]

                                  FUND PROFILE

                             Tax-Managed Value Fund

                                 INVESTOR CLASS
                                  March 1, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century

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 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
 Investor Centers. See the back cover for additional telephone numbers and our address.


[inside front]

                          AMERICAN CENTURY INVESTMENTS
                             TAX-MANAGED VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        The Tax-Managed Value Fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers use a value investment strategy to look for stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

        To  minimize  taxable  distributions,   the  fund  managers  employ  the
     following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

    *The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

    *The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

    *The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gain distributions to the fund's shareholders.

    *The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

        While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a Tax-Managed Value security, even if the sale results in a taxable gain, if they determine the tax impact of the sale is outweighed by other factors. Such other factors may include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund managers' discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash.

        Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *The value of Tax-Managed Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.


Tax-Managed Value                                  American Century Investments


[inside back]

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *While the fund seeks to minimize taxable distributions to shareholders, it may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains or a combination of the two.

        In summary, Tax-Managed Value is intended for investors who seek long-term capital growth on an after-tax basis and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares or to exchange into the Investor Class shares of other American Century funds. THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD WITHIN ONE YEAR OF THEIR PURCHASE.

        The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

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      SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
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      Redemption Fee
         Shares held less than one year(1)               2.0%
         Shares held for one year or more                None

        (1)The fees withheld from redemption proceeds are paid to the fund.

      ANNUAL FUND OPERATING EXPENSES

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      ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------------------------------
     Management Fee(1)                                   1.10%
     Distribution and Service (12b-1) Fees               None
     Other Expenses(2)                                   0.00%
     Total Annual Fund Operating Expenses                1.10%

        (1)The fund has a stepped fee schedule. As a result, the fund's management fees generally decrease as fund assets increase.

        (2)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses and are expected to be less than .005% of the fund's assets during the fund's first fiscal year.

           EXAMPLE

              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                           1 year                  3 years
                            $320                    $349

           You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                           1 year                  3 years
                            $112                    $349

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Tax-Managed Value team are identified as follows:


Fund Profile                                                   Tax-Managed Value


[back]

        MARK MALLON, Chief Investment Officer - Value and Quantitative Equities, and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

        CHARLES RITTER, Vice President and Portfolio Manager, joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $10,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Managed Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

        IF YOU SELL YOUR SHARES OF TAX-MANAGED VALUE WITHIN ONE YEAR OF THEIR PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Tax-Managed Value pays distributions of substantially all of its income. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-
SPONSORED RETIREMENT PLANS
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-15140   9902                                     Funds Distributor, Inc.